REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE
	Six months ended
	June 30, 2023
	2023	2022
	USD in thousands
Development Services (*)	211	106
Products	766	266
Revenue	977	372

(*)	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation and moved from the development phase of the project to its production phase. As a result, during the six months ended June 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amount of $211 thousand. The amount was recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $722 thousand during the six months ended June 2023 from the sale of units of the product developed in the context of these development services.

	Year ended on December 31,
	2022	2021
	USD in thousands
Development Services (customer A) (*)	317	-
Products	348	387
	665	387

(*)	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2022, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $317 thousand and $180 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $221 thousands during the year ended December 31, 2022 from the sale of units of the product developed in the context of these development services.

SCHEDULE OF CONTRACT FULFILLMENT ASSETS AND CONTRACT LIABILITIES

The Company’s contract fulfillment assets and contract liabilities as of June 30, 2023 and December 31, 2022 were as follows:

	June 30,	December 31,
	2023	2022
	USD in thousands
Contract fulfillment assets	1,376	1,495
Contract liabilities	2,961	3,644

Contract liabilities include advance payments, which are primarily related to advanced billings for development services.

The change in contract fulfillment assets:

	June 30,	December 31,
	2023	2022
	USD in thousands
Balance at beginning of year	1,495	1,675
Contract costs recognized during the period	(119)	(180)
Balance at end of year	1,376	1,495

The change in contract liabilities:

	June 30,	December 31,
	2023	2022
	USD in thousands
Balance at beginning of year	3,644	2,420
Deferred revenue relating to new sales	-	1,613
Revenue recognized during the year	(683)	(389)
Balance at end of year	2,961	3,644

	December 31,
	2022	2021
	USD in thousands
Contract fulfillment assets:	1,495	1,675
Contract liabilities	3,644	2,420

The change in contract fulfillment assets:

	December 31,
	2022	2021
	USD in thousands

Balance at beginning of year	1,675	1,130
Additions during the year	-	545
Contract costs recognized during the period	(180)	-
Balance at end of year	1,495	1,675

The change in contract liabilities:

	December 31,
	2022	2021
	USD in thousands

Balance at beginning of year	2,420	848
Deferred revenue relating to new sales	1,613	1,641
Revenue recognized during the year	(389)	(69)
Balance at end of year	3,644	2,420

SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS	The following is a summary of revenues within geographic areas:
	Year ended on December 31,
	2022	2021
	USD in thousands
United States	553	273
United Kingdom	65	48
Israel	-	19
Other	47	47
	665	387

SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on
	December 31,
	2022	2021
	USD in thousands
Customer A	538	-

Customer B	-	199

Customer C	65	48